UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: September 30, 2008

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-742-2111
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 OCTOBER 21, 2008

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 18

FORM 13F INFORMATION TABLE VALUE TOTAL: $72,629,625.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
ALLERGAN INC                   COM              018490102       1318400.        25600           S                25600
AMYLIN PHARMACEUTICALS         NOTE 3.00% 6/14  032346AF5       3400000.         5000           S                None
ADVANCED MED OPTIC             NOTE 2.50% 7/24  00763MAG3       3898125.         4500           S                None
DIGITAL RIVER INC              NOTE 1.25% 1/24  25388BAB0       3950000.         4000           S                None
DST SYSTEMS                    NOTE 0     8/23  233326AD9       9205600.         8000           S                None
EMC CORP                       NOTE 1.75% 12/11 268648AK8       2940000.         3000           S                None
HORNBECK OFFSHORE              NOTE VRN   11/26 440543AE6       3552500.         3500           S                None
KING PHARMACEUTICALS           NOTE 1.25% 4/26  495582AJ7       3870000.         5000           S                None
LIBERTY MEDIA CORP             NOTE 3.25% 3/31  530715AR2       3080000.         7000           S                None
L-3 COMMUNICATIONS             NOTE 6.375%10/15 502413AU1       1860000.         2000           S                None
LINEAR TECHNOLOGY              NOTE 3.125%5/27  535678AD8       3650000.         4000           S                None
LIFEPOINT HOSPITALS INC        NOTE 3.50% 5/14  53219LAH2       3300000.         4000           S                None
MEDTRONIC INC                  NOTE 1.5%  4/11  585055AL0       2500000.         2500           S                None
SINCLAIR BROADCAST GRP         NOTE 3.00% 5/27  829226AW9       4350000.         5000           S                None
SCIENTIFIC GAMES CORP          NOTE VRN   12/24 80874PAD1       3900000.         4000           S                None
ST. JUDE MEDICAL               NOTE 1.22% 12/08 790849AD5       9500000.         9500           S                None
TECH DATA CORP                 NOTE 2.75 12/26  878237AE6       1680000.         2000           S                None
TEVA PHARMACEUTICALS           NOTE .25%        88164RAB3       6675000.         5000           S                None



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